Risk and Uncertainties (Details) - Schedule of Loan Receivable - Customer Concentration Risk [Member] - Loans Receivable [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Customer F [Member]
Schedule of Loan Receivable [Line Items]
Percentage of total combined loans receivables	37.30%	37.30%
Customer G [Member]
Schedule of Loan Receivable [Line Items]
Percentage of total combined loans receivables	29.70%	30.90%
Customer H [Member]
Schedule of Loan Receivable [Line Items]
Percentage of total combined loans receivables	33.00%	31.80%